UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12 (f/k/a Prudential Global Real Estate Fund)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2011

Date of reporting period:	12/31/2010

Item 1. Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of December 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.7%
COMMON STOCKS 97.6%
Australia 8.5%
1,244,300	CFS Retail Property Trust, REIT	$ 2,239,895
77,000	Charter Hall Group, REIT	195,314
366,523	Charter Hall Retail, REIT	1,102,144
1,878,933	Commonwealth Property Office Fund, REIT	1,595,068
3,630,826	Dexus Property Group, REIT	2,952,314
4,966,400	Goodman Group, REIT	3,301,756
1,333,920	GPT Group, REIT	4,011,133
3,209,020	ING Office Fund, REIT	1,821,610
363,355	Lend Lease Group	3,207,243
1,442,056	Mirvac Group, REIT	1,806,792
1,513,325	Stockland, REIT	5,572,174
1,419,279	Westfield Group, REIT	13,906,673
1,321,279	Westfield Retail Trust, REIT(a)	3,473,102

		45,185,218

Belgium 0.3%
11,990	Cofinimmo, REIT	1,560,736

Brazil 2.2%
63,200	BR Malls Participacoes SA	651,036
193,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,548,289
288,502	Gafisa SA	2,092,509
150,000	Multiplan Empreendimentos Imobiliarios SA	3,334,337
466,132	PDG Realty SA Empreendimentos e Participacoes	2,852,953

		11,479,124

Canada 1.3%
152,416	Brookfield Properties Corp.	2,691,768
33,205	Canadian Apartment Properties, REIT	572,396
145,158	Chartwell Seniors Housing Real Estate Investment Trust, REIT	1,194,200
49,500	Chartwell Seniors Housing Real Estate Investment Trust, REIT, 144A(a)	407,231
94,135	RioCan Real Estate Investment Trust, REIT	2,082,842

		6,948,437

Finland 0.6%
330,801	Citycon Oyj	1,361,521
353,040	Sponda Oyj	1,830,470

		3,191,991

France 3.3%
1,013	Fonciere des Regions, REIT	98,006
14,957	ICADE, REIT	1,526,021
118,124	Klepierre, REIT	4,261,165
5,751	Societe Immobiliere de Location pour l’Industrie et le Commerce, REIT	712,179
54,523	Unibail-Rodamco, REIT	10,783,216

		17,380,587

Hong Kong 14.1%
1,927,000	Champion, REIT	1,137,934

1,098,776	Cheung Kong Holdings Ltd.	16,949,264
1,144,000	China Overseas Land & Investment Ltd.	2,116,447
1,556,469	Hang Lung Properties Ltd.	7,278,928
728,794	Henderson Land Development Co. Ltd.	4,969,391
947,000	Hongkong Land Holdings Ltd.	6,837,340
794,999	Hysan Development Co. Ltd.	3,743,434
484,392	Kerry Properties Ltd.	2,523,914
845,219	Link (The), REIT	2,626,086
2,518,000	Sino Land Co. Ltd.	4,710,236
1,033,935	Sun Hung Kai Properties Ltd.	17,172,834
465,000	Wharf Holdings Ltd. (The)	3,577,475
326,000	Wheelock & Co. Ltd.	1,319,048

		74,962,331

Italy 0.3%
2,022,613	Beni Stabili SpA	1,710,895

Japan 12.8%
123,000	Aeon Mall Co. Ltd.	3,302,623
87,400	Daito Trust Construction Co. Ltd.	5,985,269
509,000	Daiwa House Industry Co. Ltd.	6,256,707
298	Frontier Real Estate Investment Corp., REIT	2,844,562
29,720	Goldcrest Co. Ltd.	777,135
228	Japan Logistics Fund, Inc., REIT	2,151,102
304	Japan Real Estate Investment Corp., REIT	3,152,704
1,080	Japan Retail Fund Investment Corp., REIT	2,071,142
835,780	Mitsubishi Estate Co. Ltd.	15,502,952
587,339	Mitsui Fudosan Co. Ltd.	11,712,056
81	Nippon Accommodations Fund, Inc., REIT	626,530
321	Nippon Building Fund, Inc., REIT	3,293,423
438,952	Sumitomo Realty & Development Co. Ltd.	10,483,162

		68,159,367

Netherlands 2.5%
37,998	Corio NV, REIT	2,438,061
88,629	Eurocommercial Properties NV, REIT	4,079,518
21,442	Nieuwe Steen Investments NV, REIT	429,224
29,041	Vastned Retail NV, REIT	2,017,227
45,508	Wereldhave NV, REIT	4,442,979

		13,407,009

Norway 0.1%
462,667	Norwegian Property ASA(a)	820,662

Singapore 5.7%
2,121,000	Ascendas Real Estate Investment Trust, REIT	3,421,101
2,625,000	Cache Logistics Trust, REIT	1,973,838
1,749,000	CapitaCommercial Trust, REIT	2,044,259
1,293,000	CapitaLand Ltd.	3,737,897
1,891,673	CapitaMall Trust, REIT	2,874,323
807,000	CDL Hospitality Trusts, REIT	1,307,952
204,058	City Developments Ltd.	1,997,092
2,449,000	Fortune Real Estate Investment Trust, REIT	1,260,292
1,170,651	Frasers Centrepoint Trust, REIT	1,368,276
1,866,000	Global Logistic Properties Ltd.(a)	3,140,655
2,289,000	K-REIT Asia, REIT	2,514,895
973,600	Keppel Land Ltd.	3,641,470

1,053,000	Suntec Real Estate Investment Trust, REIT	1,230,763

		30,512,813

Sweden 1.3%
256,834	Hufvudstaden AB (Class A Stock)	2,999,607
377,664	Klovern AB	1,909,195
87,108	Kungsleden AB	796,524
38,963	Wihlborgs Fastigheter AB	1,129,673

		6,834,999

Switzerland 0.9%
58,639	PSP Swiss Property AG(a)	4,703,663

United Kingdom 4.8%
363,074	Atrium European Real Estate Ltd.	2,120,232
584,749	British Land Co. PLC, REIT	4,781,741
538,162	Great Portland Estates PLC, REIT	3,027,266
574,124	Hammerson PLC, REIT	3,734,402
629,854	Land Securities Group PLC, REIT	6,618,671
860,967	Segro PLC, REIT	3,844,418
193,989	Shaftesbury PLC, REIT	1,354,959

		25,481,689

United States 38.9%
157,006	American Campus Communities, Inc., REIT	4,986,511
233,597	Associated Estates Realty Corp., REIT	3,571,698
19,799	AvalonBay Communities, Inc., REIT	2,228,377
161,652	BioMed Realty Trust, Inc., REIT	3,014,810
63,700	Boston Properties, Inc., REIT	5,484,570
317,888	Brandywine Realty Trust, REIT	3,703,395
99,426	BRE Properties, Inc., REIT	4,325,031
86,768	Camden Property Trust, REIT	4,683,737
41,283	CBL & Associates Properties, Inc., REIT	722,452
213,745	Cogdell Spencer, Inc., REIT	1,239,721
45,117	Corporate Office Properties Trust, REIT	1,576,839
368,864	Cousins Properties, Inc., REIT	3,076,326
301,783	Developers Diversified Realty Corp., REIT	4,252,122
160,337	DiamondRock Hospitality Co., REIT(a)	1,924,044
65,407	Digital Realty Trust, Inc., REIT	3,371,077
223,956	Douglas Emmett, Inc., REIT	3,717,670
156,950	Extra Space Storage, Inc., REIT	2,730,930
172,543	FelCor Lodging Trust, Inc., REIT(a)	1,214,703
262,124	First Potomac Realty Trust, REIT	4,408,926
114,800	General Growth Properties, Inc., REIT	1,777,104
241,833	Glimcher Realty Trust, REIT	2,031,397
69,200	HCP, Inc., REIT	2,545,868
66,163	Health Care REIT, Inc., REIT	3,152,005
457,855	Host Hotels & Resorts, Inc., REIT	8,181,869
33,600	Hyatt Hotels Corp. (Class A Stock)(a)	1,537,536
280,430	Kilroy Realty Corp., REIT	10,227,282
135,041	Kimco Realty Corp., REIT	2,436,140
143,303	Liberty Property Trust, REIT	4,574,232
166,860	Macerich Co. (The), REIT	7,904,158
258,434	Mack-Cali Realty Corp., REIT	8,543,828
167,646	Medical Properties Trust, Inc., REIT	1,815,606
21,095	Morgans Hotel Group Co.(a)	191,332

79,767	Nationwide Health Properties, Inc., REIT	2,901,923
59,211	Pebblebrook Hotel Trust, REIT	1,203,168
210,777	Post Properties, Inc., REIT	7,651,205
387,525	ProLogis, REIT	5,595,861
112,482	Public Storage, Inc., REIT	11,407,924
230,056	Simon Property Group, Inc., REIT	22,888,271
71,979	SL Green Realty Corp., REIT	4,859,302
77,261	Sovran Self Storage, Inc., REIT	2,843,977
323,195	Strategic Hotels & Resorts, Inc., REIT(a)	1,709,702
64,771	Taubman Centers, Inc., REIT	3,269,640
792,420	U-Store-It Trust, REIT	7,551,763
173,836	Ventas, Inc., REIT	9,122,913
118,592	Vornado Realty Trust, REIT	9,882,271
37,602	Weingarten Realty Investors, REIT	893,424

		206,932,640

	Total common stocks (cost $429,516,266)	519,272,161

PREFERRED STOCK 0.1%
United States
25,200	Taubman Centers, Inc., REIT, 8.00%(a) (cost $389,340)	641,340

	Total long-term investments (cost $429,905,606)	519,913,501

SHORT-TERM INVESTMENT 2.6%
AFFILIATED MONEY MARKET MUTUAL FUND
13,567,966	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $13,567,966)(c)	13,567,966

	Total Investments(b) — 100.3% (cost $443,473,572)(d)	533,481,467
	Liabilities in excess of other assets — (0.3)%	(1,666,404)

	Net Assets — 100%	$531,815,063

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	As of December 31, 2010, one security representing $407,231 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$478,777,478	$74,242,490	$(19,538,501)	$54,703,989

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved on fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$45,185,218	$—	$—
Belgium	1,560,736	—	—
Brazil	11,479,124	—	—
Canada	6,541,206	407,231	—
Finland	3,191,991	—	—
France	17,380,587	—	—
Hong Kong	74,962,331	—	—
Italy	1,710,895	—	—
Japan	68,159,367	—	—
Netherlands	13,407,009	—	—
Norway	820,662	—	—
Singapore	30,512,813	—	—
Sweden	6,834,999	—	—
Switzerland	4,703,663	—	—
United Kingdom	25,481,689	—	—
United States	206,932,640	—	—
Preferred Stock - United States	641,340	—	—
Affiliated Money Market Mutual Fund	13,567,966	—	—

Total	$533,074,236	$407,231	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2010 were as follows:

Retail REIT’s	20.8%
Diversified Real Estate Activities	17.2
Office REIT’s	12.3
Specialized REIT’s	11.7
Diversified REIT’s	9.8
Real Estate Operating Companies	8.8
Real Estate Development	5.4
Residential REIT’s	5.3
Industrial REIT’s	4.6
Affiliated Money Market Mutual Fund	2.6
Homebuilding	1.5
Hotels, Resorts & Cruise Lines	0.3

100.3
Liabilities in excess of other assets	(0.3)

100.0%

Prudential US Real Estate Fund

Schedule of Investments

as of December 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 92.6%
COMMON STOCKS
Apartments 13.0%
7,400	American Campus Communities, Inc., REIT	$ 235,024
8,000	Associated Estates Realty Corp., REIT	122,320
2,100	AvalonBay Communities, Inc., REIT	236,355
5,500	BRE Properties, Inc., REIT	239,250
5,800	Camden Property Trust, REIT	313,084
1,200	Essex Property Trust, Inc., REIT	137,064
10,300	Post Properties, Inc., REIT	373,890

		1,656,987

Diversified Operations 12.2%
12,800	Colonial Properties Trust, REIT	231,040
37,000	Cousins Properties, Inc., REIT	308,580
2,400	Digital Realty Trust, Inc., REIT	123,696
8,100	Liberty Property Trust, REIT	258,552
7,700	Vornado Realty Trust, REIT	641,641

		1,563,509

Healthcare 4.9%
14,800	Cogdell Spencer, Inc., REIT	85,840
12,500	Medical Properties Trust, Inc., REIT	135,375
7,800	Ventas, Inc., REIT	409,344

		630,559

Hotels 10.8%
14,300	DiamondRock Hospitality Co., REIT(a)	171,600
31,900	FelCor Lodging Trust, Inc., REIT(a)	224,576
32,600	Host Hotels & Resorts, Inc., REIT	582,562
2,900	Hyatt Hotels Corp. (Class A Stock)(a)	132,704
5,900	Pebblebrook Hotel Trust, REIT	119,888
27,900	Strategic Hotels & Resorts, Inc., REIT(a)	147,591

		1,378,921

Office Property 17.8%
9,200	BioMed Realty Trust, Inc., REIT	171,580
3,500	Boston Properties, Inc., REIT	301,350
14,800	Brandywine Realty Trust, REIT	172,420
14,600	Douglas Emmett, Inc., REIT	242,360
15,200	Kilroy Realty Corp., REIT	554,344
14,900	Mack-Cali Realty Corp., REIT	492,594
5,000	SL Green Realty Corp., REIT	337,550

		2,272,198

Regional Malls 16.1%
21,100	Glimcher Realty Trust, REIT	177,240
10,300	Macerich Co. (The), REIT	487,911
11,700	Simon Property Group, Inc., REIT	1,164,033

4,400	Taubman Centers, Inc., REIT	222,112

		2,051,296

Shopping Centers 6.2%
18,400	Developers Diversified Realty Corp., REIT	259,256
20,700	Kimco Realty Corp., REIT	373,428
6,900	Weingarten Realty Investors, REIT	163,944

		796,628

Storage 7.6%
5,260	Public Storage, Inc., REIT	533,469
4,900	Sovran Self Storage, Inc., REIT	180,369
27,600	U-Store-It Trust, REIT	263,028

		976,866

Warehouse/Industrial 4.0%
5,400	First Potomac Realty Trust, REIT	90,828
29,000	ProLogis, REIT	418,760

		509,588

	Total long-term investments (cost $11,638,964)	11,836,552

SHORT-TERM INVESTMENT 24.1%
AFFILIATED MONEY MARKET MUTUAL FUND
3,074,563	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,074,563)(b)	3,074,563

	Total Investments — 116.7% (cost $14,713,527)(c)	14,911,115
	Liabilities in excess of other assets — (16.7)%	(2,130,429)

	Net Assets —100%	$12,780,686

The following abbreviation is used in the Portfolio descriptions:

REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investment LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Federal income tax basis is the same as for financial reporting purposes.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved on fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$11,836,552	$—	$—
Affiliated Money Market Mutual Fund	3,074,563	—	—

Total	$14,911,115	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2010 were as follows:

Affiliated Money Market Mutual Fund	24.1%
Office Property	17.8
Regional Malls	16.1
Apartments	13.0
Diversified Operations	12.2
Hotels	10.8
Storage	7.6
Shopping Centers	6.2
Healthcare	4.9
Warehouse/Industrial	4.0

116.7
Liabilities in excess of other assets	(16.7)

Net Assets	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisers to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open-end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 . The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12 (f/k/a Prudential Global Real Estate Fund)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date       February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date      February 17, 2011

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date      February 17, 2011

*	Print the name and title of each signing officer under his or her signature.